VISION GROUP OF FUNDS

Class A Shares

CLASS B SHARES
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SUPPLEMENT TO THE COMBINED PROSPECTUSES DATED FEBRUARY 15, 2001

Former shareholders of Class A Shares or Class B Shares of Vision U.S. Government Securities Fund, Vision New York Municipal Income Fund, Vision Large Cap Value Fund, Vision Large Cap Growth Fund and Vision Mid Cap Stock Fund will be offered an opportunity to purchase Class A Shares of the Vision Group of Funds at net asset value (no sales load applied to purchase), in an amount less than or equal to the amount previously invested in these funds, during the limited time period of February 15, 2001 to March 31, 2001.

                                                               February 15, 2001



Cusip 92830F109   Cusip92830F778
Cusip 92830F307   Cusip92830F760
Cusip 92830F208   Cusip92830F851
Cusip 92830F406   Cusip92830F844
Cusip 92830F752   Cusip92830F794
Cusip 92830F505   Cusip92830F786
Cusip 92830F745   Cusip92830F695
Cusip 92830F737   Cusip92830F687
Cusip 92830F729   Cusip92830F679
Cusip 92830F711   Cusip92830F661
Cusip 92830F802   Cusip92830F653
Cusip 92830F810   Cusip92830F646
26205 (02/01)